EMPLOYEE BENEFIT PLANS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee benefit plans
Fair value of plan assets	$ 247.1	$ 259.8
Maximum original maturity period of plan investments classified as Level 2	90
Level 1
Employee benefit plans
Fair value of plan assets	13.6	11.4
Level 2
Employee benefit plans
Fair value of plan assets	233.5	248.4
Cash and Cash equivalents
Employee benefit plans
Fair value of plan assets	19.7	21.8
Cash and Cash equivalents | Level 1
Employee benefit plans
Fair value of plan assets	3.7	2.6
Cash and Cash equivalents | Level 2
Employee benefit plans
Fair value of plan assets	16.0	19.2
Equity securities: Domestic large-cap growth
Employee benefit plans
Fair value of plan assets	5.3	8.3
Equity securities: Domestic large-cap growth | Level 2
Employee benefit plans
Fair value of plan assets	5.3	8.3
Equity securities: International large-cap growth
Employee benefit plans
Fair value of plan assets	4.6	5.7
Equity securities: International large-cap growth | Level 1
Employee benefit plans
Fair value of plan assets	0.3	0.3
Equity securities: International large-cap growth | Level 2
Employee benefit plans
Fair value of plan assets	4.3	5.4
Equity securities: Other equity funds
Employee benefit plans
Fair value of plan assets	77.5	84.4
Equity securities: Other equity funds | Level 1
Employee benefit plans
Fair value of plan assets	2.6	2.8
Equity securities: Other equity funds | Level 2
Employee benefit plans
Fair value of plan assets	74.9	81.6
Fixed income securities: Domestic government bonds
Employee benefit plans
Fair value of plan assets	8.1	9.1
Fixed income securities: Domestic government bonds | Level 1
Employee benefit plans
Fair value of plan assets	0.8
Fixed income securities: Domestic government bonds | Level 2
Employee benefit plans
Fair value of plan assets	7.3	9.1
Fixed income securities: International government bonds
Employee benefit plans
Fair value of plan assets	8.6	5.2
Fixed income securities: International government bonds | Level 2
Employee benefit plans
Fair value of plan assets	8.6	5.2
Fixed income securities: Corporate bonds
Employee benefit plans
Fair value of plan assets	65.8	84.3
Fixed income securities: Corporate bonds | Level 1
Employee benefit plans
Fair value of plan assets	2.2	1.8
Fixed income securities: Corporate bonds | Level 2
Employee benefit plans
Fair value of plan assets	63.6	82.5
Fixed income securities: Plan sponsor
Employee benefit plans
Fair value of plan assets	9.9	10.3
Fixed income securities: Plan sponsor | Level 2
Employee benefit plans
Fair value of plan assets	9.9	10.3
Fixed income securities: Other bond funds
Employee benefit plans
Fair value of plan assets	17.7	11.8
Fixed income securities: Other bond funds | Level 1
Employee benefit plans
Fair value of plan assets	3.9	3.8
Fixed income securities: Other bond funds | Level 2
Employee benefit plans
Fair value of plan assets	13.8	8.0
Other investments: Insurance contracts
Employee benefit plans
Fair value of plan assets	17.1	13.3
Other investments: Insurance contracts | Level 2
Employee benefit plans
Fair value of plan assets	17.1	13.3
Other investments: Real estate investment funds
Employee benefit plans
Fair value of plan assets	9.6
Other investments: Real estate investment funds | Level 2
Employee benefit plans
Fair value of plan assets	9.6
Other investments: Other
Employee benefit plans
Fair value of plan assets	3.2	5.6
Other investments: Other | Level 1
Employee benefit plans
Fair value of plan assets	0.1	0.1
Other investments: Other | Level 2
Employee benefit plans
Fair value of plan assets	3.1	5.5
U.S. Plans
Employee benefit plans
Cash and cash equivalents, actual weighted-average investment allocations (as a percent)	1.00%
Equity securities, target weighted-average investment allocations (as a percent)	61.00%
Equity securities, actual weighted-average investment allocations (as a percent)	56.00%	57.00%
Fixed income, target weighted-average investment allocations (as a percent)	39.00%
Fixed income, actual weighted-average investment allocations (as a percent)	42.00%	42.00%
Insurance contracts, real estate and other, actual weighted-average investment allocations (as a percent)	1.00%	1.00%
Fair value of plan assets	27.1	26.0	23.4
Non-U.S. Plans
Employee benefit plans
Cash and cash equivalents, target weighted-average investment allocations (as a percent)	3.00%
Cash and cash equivalents, actual weighted-average investment allocations (as a percent)	8.00%	9.00%
Equity securities, target weighted-average investment allocations (as a percent)	36.00%
Equity securities, actual weighted-average investment allocations (as a percent)	40.00%	36.00%
Fixed income, target weighted-average investment allocations (as a percent)	50.00%
Fixed income, actual weighted-average investment allocations (as a percent)	39.00%	47.00%
Insurance contracts, real estate and other, target weighted-average investment allocations (as a percent)	11.00%
Insurance contracts, real estate and other, actual weighted-average investment allocations (as a percent)	13.00%	8.00%
Fair value of plan assets	$ 220.0	$ 233.8	$ 237.9
Finland, U.K. and U.S. pension plans
Employee benefit plans
Percentage of total plan assets represented by Finland, U.K. and U.S. (as a percent)	90.00%